Investments (Leverage Leases - Narrative) (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable, Other Information	The payment periods for leveraged leases generally range from one to 15 years but in certain circumstances can be over 25 years, while the payment periods for direct financing leases range from one to 20 years.
Percentage of rental receivables performing	100.00%	100.00%
Leveraged Leases [Abstract]
Deferred income tax liability related to leveraged leases	$ 1.4	$ 1.4
Performing Financing Receivable [Member] | Minimum
Percentage of rental receivables performing	99.00%	99.00%